JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

October 24, 2024

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of Precidian ETFs Trust (the “Trust”) (File Nos. 333-171987 and 811-22524)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust please find Post-Effective Amendment No. 174 to the Trust’s Registration Statement under the Securities Act and Amendment No. 175 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to add eighteen new portfolio series to the Trust, each Fund’s name noted on Appendix A to this letter.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP

Appendix A

argenx SE ADRhedged™
Arm Holdings PLC ADRhedged™
ASE Technologies Holding co. Ltd. ADRhedged™
ASML Holding NV ADRhedged™
Barclays PLC ADRhedged™
Haleon plc ADRhedged™
Honda Motor Co. LTd. ADRhedged™
ING Groep NV ADRhedged™
Lloyds Banking Group plc ADRhedged™
Mizuho Financial Group Inc. ADRhedged™
National Grid plc ADRhedged™
Rio Tinto plc ADRhedged™
Silicon Motion Technology Corp. ADRhedged™
Sony Group Corp. ADRhedged™
STMicroelectronics NV ADRhedged™
Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged™
Unilever PLC ADRhedged™
United Microelectronics Corp. ADRhedged™

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